Finance Results - Summary of Finance Results (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Financial results [abstract]
Interest on debt	R$ (1,626,911)	R$ (1,595,140)		R$ (1,774,523)
Monetary and exchange rate variation	(438,430)	(1,488,293)		(198,716)
Derivatives and fair value measurement	764,816	1,530,494		(34,073)
Amortization of borrowing costs	(56,397)	(54,007)		(38,594)
Finance and warranties on debt	(65,207)	(107,692)		(157,033)
Cost of gross debt	(1,422,129)	(1,714,638)		(2,202,939)
Income from financial investment and exchange rate in cash and cash equivalents	407,701	437,583		578,590
Cost of debt, net	(1,014,428)	(1,277,055)		(1,624,349)
Interest on other receivables	435,498	460,886		168,780
Interest on other liabilities	(302,620)	(87,499)
Monetary variation on leases and concessions agreements	(190,272)	(186,259)		(244,198)
Monetary variation on leases	(368,968)	(105,085)		(131,185)
Advances on real state credits		(5,091)		(20,171)
Interest on shareholders' equity	(18,726)	(13,011)		(16,883)
Interest on contingencies and contracts	(222,617)	(227,825)		(511,081)
Bank charges and other	(196,230)	(94,505)		(351,627)
Exchange variation	(89,260)	(62,978)		(2,638)
Other charges and monetary variations net	(953,195)	(321,367)		(1,109,003)
Finance results, net	63,899	93,243		(2,733,352)
Finance expense	(3,690,578)	(2,836,763)	[1]	(3,687,335)	[1]
Finance income	974,604	1,032,158	[1]	870,750	[1]
Foreign exchange, net	(526,946)	(1,552,366)	[1]	(199,471)	[1]
Derivatives	1,275,297	1,758,549	[1]	282,704	[1]
Finance results, net	R$ 63,899	R$ 93,243		R$ (2,733,352)

[1]	For details on this restated, see note 24.